PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details Textual) $ in Thousands					1 Months Ended		12 Months Ended				84 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Nov. 11, 2024 USD ($)	Nov. 11, 2024 BRL (R$)	Nov. 30, 2021 BRL (R$)	Dec. 31, 2000	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2006	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 BRL (R$)	Mar. 27, 2023	Mar. 09, 2023 BRL (R$)	Dec. 31, 2022 USD ($)
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Compensation for damages sought value					R$ 84,000,000		$ 13,599
Borrowings	$ 1,151,023						1,151,023		$ 1,499,051
Unused provision reversed, other provisions									33,952
Litigations [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Unused provision reversed, other provisions									32,276
Litigations [member] | Favorable ruling [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Unused provision reversed, other provisions									8,468	R$ 42,945,528
Brazil
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Civil lawsuits payable	3,673						3,673		$ 25,098							$ 24,533
Payments for Legal Settlements			$ 7,485	R$ 46,237,171,000
Arauco do Brasil S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated lawsuit payable	2,528						2,528						R$ 15,612,831
Borrowings	$ 4,299						$ 4,299								R$ 26,554,677
Arauco do Brasil S.A. [Member] | Tranche One [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Percentage of debt	35.00%						35.00%					35.00%	35.00%	65.00%
Percentage of deductibility of interest and isolated fine							50.00%	50.00%
Estimated lawsuit payable	$ 5,586						$ 5,586						R$ 34,500,000
Percentage of payment through cash	30.00%	30.00%
Cash	$ 595						595						3,700,000
Percentage of payment through compensation with tax losses	70.00%	70.00%
Compensation through tax losses	$ 1,388	R$ 8,600,000
Arauco do Brasil S.A. [Member] | Tranche Two [Member] | Judicial venue [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated lawsuit payable	6,826						$ 6,826						R$ 42,167,507
Forestal Arauco SA [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land Under Possession							1,855.9 hectares	1,855.9 hectares
Total Area of Land							2,700 hectares	2,700 hectares
Arauco Argentina S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land afforested						4,777					23,012
Capacity of plant							250,000	250,000
Additional area of land afforested							8,089	8,089
Fund for export duties payable	23,821						$ 23,821
Restitution claim receivable	6,555						6,555
Required collateral value	$ 423						423					$ 435,952,315
Arauco Industria de Mxico, S.A. de C.V. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Tax credits utilized for interest deductions							4,145	$ 85,172,274
Tax credits utilized for tax loss							13,430	275,986,671
Payment of logistics services							149	3,058,221
Tax credit utilized tax amount							21,689	445,712,085
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche One [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account							16,661	342,372,000
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche Two [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account							3,224	66,250,020
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche Three [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account							2,257	46,389,980
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche Four [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account							$ 558	$ 11,457,000